Financial Instruments - Summarizes outstanding Cross Currency Swap Agreements (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Asset	$ 591	$ 4,983
Cross-currency swaps | Less than one year | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	11,381	407
Derivative financial instruments liability	0	0
Asset	2,278	$ 45
Cross-currency swaps | One to three years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	5,971
Derivative financial instruments liability	(918)
Asset	364
Cross-currency swaps | Three to four years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	8,713
Derivative financial instruments liability	(418)
Asset	95
Cross-currency swaps | Four to six years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	3,679
Derivative financial instruments liability	(104)
Asset	$ 110